Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance	$ 133,000,000	$ 113,300,000
Valuation allowance increased	19,700,000
Net operating losses	385,500,000	328,600,000
Aggregate federal net operating losses	179,900,000
Remaining amount	205,500,000
State net operating losses	359,900,000	340,300,000
Research and development credit carryforward	12,500,000	11,800,000
Unrecognized tax benefits	$ 1,300,000	$ 1.2